Accrued Expenses (Details Textual) (USD $)	0 Months Ended	2 Months Ended	12 Months Ended
	Dec. 09, 2013	Sep. 18, 2013	Dec. 31, 2013
Accounts Payable and Accrued Expenses (Textual)
Percentage of property reimbursement			51.00%
Fair value of property			$ 5,000
Percentage of accrued a liability			51.00%
Sale Of Common Stock, Shares	10,000,000		17,785,714
Proceeds from issuance of warrants		443,305	15,450,000
Sale of Company's stock, Description			The stock purchase agreement provided for a provision imposed upon the Company of 1% of the gross proceeds per month for each month that the shares are not registered not to exceed 10%.
Percentage of accrued interest			8.00%
Warrants issued			17,785,714
Common stock issued during period, shares			112,000
Warrant issued during period conjunction with sales			988,000
Warrants to placement agents			112,000
Accrued interest			$ 16,838
Minimum [Member]
Accounts Payable and Accrued Expenses (Textual)
Product Warranty Period			1 year
Maximum [Member]
Accounts Payable and Accrued Expenses (Textual)
Product Warranty Period			2 years